Supplemental information on oil and gas activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Bcf MMBbls	Dec. 31, 2021 USD ($) Bcf MMBbls	Dec. 31, 2020 USD ($) MMBbls Bcf	Dec. 31, 2019
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 0	$ 4,334,000	$ 133,864,000
Discount rate used in current estimate of value in use	10.00%	10.00%	10.00%
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | MMBbls	2.3	4.0	4.5
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	0.8	0.7	2.1
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions		4.0
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions	0.8
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $		$ 17,641,000	$ 81,967,000
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | MMBbls	0.1	0.3
Proved Developed And Undeveloped Reserves From Existing Wells Revisions | MMBbls			0.1
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | MMBbls		0.6
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions | MMBbls	0.3
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | MMBbls			0.3
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Lower Performance Revisions		2.7
Proved Developed And Undeveloped Reserves Due to Revisions Associated With Incremental Activity		3.4
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions		1.5
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions	0.7
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions			7.9
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease			5.8
Proved Developed And Undeveloped Reserves Due To Lower Average Prices			2.5
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $			$ 1,717,000
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due To Better Performance Than Expected Increase		2.5
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions	0.8	1
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions			3.0
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease	1.6
Proved Developed And Undeveloped Reserves Due To Lower Average Prices			1.2
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | MMBbls	0.6	5.7	5.1
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | MMBbls	3.6
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions | MMBbls	0.3
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | MMBbls			4.2
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $		$ 13,307,000	$ 16,205,000
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | MMBbls		0.1
Proved Developed And Undeveloped Reserves From Existing Wells Revisions | MMBbls			0.5
Proved Developed And Undeveloped Reserves Due To Lower Average Prices | MMBbls			1.1
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Lower Performance Revisions		1.6
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions		1
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions			1.9
Proved Developed And Undeveloped Reserves Due To Lower Average Prices			1.2
Oil and gas properties [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | MMBbls			1.6
Oil and gas properties [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions | MMBbls		0.3
Oil and gas properties [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions | MMBbls		8.9	2.8
Oil and gas properties [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves From Existing Wells Revisions | MMBbls		0.3
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | MMBbls			0.2
Llanos 34 Blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	84.00%	88.00%	86.00%	97.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	85.00%	88.00%	91.00%	96.00%
CPO-5 Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	11.00%	8.00%	8.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	3.00%	5.00%	4.00%
Llanos 32 Blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	1.00%	2.00%	3.00%	3.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	7.00%	5.00%	5.00%	4.00%
Llanos 32 Blocks [Member] | Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions	0.1
Platanillo Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	4.00%	2.00%	3.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	5.00%	3.00%
Fell Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%	100.00%	100.00%	100.00%
BCAM-40 Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%	100.00%	100.00%	100.00%
Aguada Baguales Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve		45.00%	50.00%	49.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	100.00%	100.00%	100.00%	100.00%
Puesto Touquet Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve		21.00%	26.00%	30.00%
El Porvenir Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve		33.00%	24.00%	21.00%
Morona Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	100.00%	100.00%	100.00%	100.00%
Perico Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	85.00%
Espejo Block Account [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	15.00%